/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending  September 30, 1999

MFS Government Markets Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
9/13/99     Shares of        75,000           6.125            6.99      Merrill
            Beneficial                                                   Lynch
            Interest
9/14/99     Shares of        50,000           6.125            6.97      Merrill
            Beneficial                                                   Lynch
            Interest
9/16/99     Shares of        90,000           6.125            7.00      Merrill
            Beneficial                                                   Lynch
            Interest
9/20/99     Shares of        50,000           6.125            7.00      Merrill
            Beneficial                                                   Lynch
            Interest
9/22/99     Shares of        4,200            6.125            7.01      Merrill
            Beneficial                                                   Lynch
            Interest











Total Shares Repurchased:  269,200
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer